Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$311,171,488	$—	$—
Liabilities:
Derivative warrant liabilities-public	$6,845,590	$—	$—
Derivative warrant liabilities-private	$—	$—	$10,145,590

Schedule of fair value measurements inputs at their measurement
	March 22, 2021	September 30, 2021
Share price	$9.81	$9.76
Volatility	14.3%	15.5%
Expected life of the options to convert	6.53	6.00
Risk-free rate	1.2%	1.1%
Dividend yield	—	—

Schedule of fair value of the derivative warrant liabilities
	Public	Private	Total
Derivative warrant liabilities at January 13, 2021 (inception)	$—	$—	$—
Issuance of Public and Private Warrants	5,948,230	9,047,530	14,995,760
Change in fair value of derivative warrant liabilities	(146,580)	(124,580)	(271,160)

Derivative warrant liabilities at March 31, 2021	5,801,650	8,922,950	14,724,600
Change in fair value of derivative warrant liabilities	4,653,430	6,572,130	11,225,560
Transfer to Level 1	(10,455,080)	—	(10,455,080)

Derivative warrant liabilities at June 30, 2021	—	15,495,080	15,495,080
Change in fair value of derivative warrant liabilities	—	(5,349,490)	(5,349,490)
Derivative warrant liabilities at September 30, 2021	$—	$10,145,590	$10,145,590